Document and Entity Information	12 Months Ended
Jun. 02, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	CALAMOS INVESTMENT TRUST/IL
Central Index Key	0000826732
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	Jun. 02, 2013
Prospectus Date	Jun. 02, 2013